SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

Warrant Transactions

Between April 1, 2023 and April 16, 2023, holders of the Company’s warrants (see Note 9) exercised warrants to purchase an aggregate of 321,120 shares of the Company’s common stock, at an adjusted exercise price of $3.75 per share, resulting in cash proceeds to the Company of $1,204,200.

On April 17, 2023, the Company entered into a warrant exercise inducement letter agreement (“Inducement Letter”) with certain accredited investors that were existing holders of warrants to purchase an aggregate of 150,000 shares of the Company’s common stock for cash, wherein the investors agreed to exercise all of their existing warrants at an exercise price of $3.75 per share. The gross proceeds to the Company from this transaction, before deducting estimated expenses and fees, was $562,000. In consideration for the immediate exercise of the existing warrants for cash, the exercising holders received new warrants to purchase up to an aggregate of 300,000 shares of common stock (the “New Warrants”) in a private placement pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended. The New Warrants are immediately exercisable upon issuance at an exercise price of $3.75 per common share and will expire on April 19, 2028. The New Warrants and the shares of common stock issuable upon their exercise, have not been registered under the Securities Act of 1933, and may not be offered or sold in the United States absent registration with the SEC or an applicable exemption from such registration requirements. The New Warrants were offered only to accredited investors.

NOTE 11 – SUBSEQUENT EVENTS

In February 2023, holders of the Company’s warrants (see Note 8) exercised warrants to purchase an aggregate of 408,600 shares of the Company’s common stock, at an adjusted exercise price of $3.75 per share, resulting in cash proceeds to the Company of $1,532,250.